Determination of Fair Value	12 Months Ended
Dec. 31, 2025
Disclosure of determination of fair value [Abstract]
Determination of Fair Value
Note 4 – Determination of Fair Value

A.	Derivatives and Long-term investment (Qoros)

See Note 28 Financial Instruments.

B.	Derivative financial liabilities

The fair value of foreign currency forwards is determined by using quotations of a trading system that quotes the market input entered by financial entities and used to calculate the fair value. The fair value is determined by discounting the future value arising from the difference between the opening price and the price as of measurement date.

The fair value of interest rate swaps is determined by using quotations of a trading system that quotes the market input entered by financial entities and used to calculate the fair value. The fair value is determined by discounting the estimated future cash flows based on the conditions and the term to maturity of each contract, using market interest rates for a similar instruments at the measurement date. When determining the fair value, the Group takes into account the credit risk of the parties to the contract.

The fair value of CPI swap contracts is determined in accordance with the discounted NIS amount payable in nominal NIS interest and the discounted expected cash flow from NIS real interest. When determining the fair value, the Group takes into account the credit risk of the parties to the contract.

The fair value of long-term contracts in respect of electricity prices is set using quotations of the relevant future electricity prices.

C.	Non-derivative financial liabilities

Non-derivative financial liabilities are measured at their respective fair values, at initial recognition and for disclosure purposes, at each reporting date. Fair value for disclosure purposes, is determined based on the quoted trading price in the market for traded debentures, whereas for non-traded loans, debentures and other financial liabilities is determined by discounting the future cash flows in respect of the principal and interest component using the market interest rate as of the date of the report.